REGISTRATION NO. 33-87498

811-08910

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 47 ☒

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 48 ☒

(CHECK APPROPRIATE BOX OR BOXES.)

MILES FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1415 28TH STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

GREGORY D. BOAL, PRESIDENT

MILES FUNDS, INC.

1415 28TH STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWENETH K. GOSSELINK	JOHN C. MILES, ESQ.
MILES FUNDS, INC.	CLINE, WILLIAMS, WRIGHT, JOHNSON &
1415 28TH STREET, SUITE 200	OLDFATHER, LLP
WEST DES MOINES, IOWA 50266	1900 U.S. BANKING, 233 S. 13TH STREET
LINCOLN, NEBRASKA 68508

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON AUGUST 5, 2016 PURSUANT TO PARAGRAPH (b) OF RULE 485 UNDER THE SECURITIES ACT OF 1933.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Des Moines, State of Iowa, on the 5th day of August, 2016.  The Registrant certifies that this amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485.

MILES FUNDS, INC.

By	/s/ Gregory D. Boal
Gregory D. Boal, President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities indicated on the date indicated above have signed this Registration Statement.

SIGNATURE	TITLE

/s/Gregory D. Boal,	President (Chief Executive Officer)
Gregory D. Boal

/s/ Amy Mitchell,	Treasurer (Chief Financial Officer)
Amy Mitchell

/s/*	Director
Debra L. Johnson

/s/*	Director
Steven Zumbach

/s/*	Director
David W. Miles

* By:	/s/ Gweneth K. Gosselink

Gweneth K. Gosselink, pursuant to a power of attorney dated July 29, 2015, incorporated by reference as included with Post Effective Amendment No. 46, filed July 29, 2016.

Miles Funds, Inc.

Post-Effective Amendment No. 47

This Post-Effective Amendment is filed for the sole purpose of submitting the XBRL Interactive Data File exhibits for the Risk/Return Summaries of the above-named Fund filed as part of Post-Effective Amendment No. 47 on August 5, 2016.  The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Fund, and should be used in conjunction with the complete prospectuses for the Fund.

Exhibit List for Interactive Data File Submissions.